Notes to the Consolidated Statements of Financial Position - Schedule of Property and Equipment (Details) - Property and equipment [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net book value
Net book value	€ 289,317	€ 256,280
Cost [Member]
Cost
Balance at beginning	1,540,070	1,491,525
Additions	108,257	22,723
Disposals	(61,268)
Exchange differences	(50,001)	25,822
Balance at ending	1,537,058	1,540,070
Accumulated depreciation [Member]
Cost
Balance at beginning	(1,283,790)	(1,201,948)
Disposals	47,254
Exchange differences	50,001	(25,765)
Balance at ending	(1,247,741)	(1,283,790)
Accumulated depreciation
Depreciation charge for the year	€ (61,207)	€ (56,077)